Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Austria (0.5%)
	Erste Group Bank AG	578,385	35,558
[1]	BAWAG Group AG	143,211	12,946
	OMV AG	268,015	11,037
	Verbund AG	124,620	9,567
[2]	ANDRITZ AG	131,439	7,442
	Wienerberger AG	209,901	6,128
	Raiffeisen Bank International AG	243,517	5,508
	voestalpine AG	206,697	4,323
*	DO & Co. AG	14,091	2,819
	Vienna Insurance Group AG Wiener Versicherung Gruppe	72,769	2,437
[2]	Oesterreichische Post AG	61,189	1,848
	UNIQA Insurance Group AG	203,248	1,719
	EVN AG	69,794	1,683
[2]	CA Immobilien Anlagen AG	64,308	1,588
	Telekom Austria AG	161,955	1,351
	Strabag SE	24,468	1,198
*	IMMOFINANZ AG	59,643	1,041
*,2	Lenzing AG	35,771	924
	Schoeller-Bleckmann Oilfield Equipment AG	22,220	793
*,2	AT&S Austria Technologie & Systemtechnik AG	48,848	667
	Porr AG	30,073	634
	Palfinger AG	26,786	632
*	Eurotelesites AG	49,394	278
	Agrana Beteiligungs AG	24,019	268
			112,389
Belgium (1.6%)
	Anheuser-Busch InBev SA	1,708,776	84,202
*	Argenx SE	111,855	73,840
	UCB SA	228,063	44,370
	KBC Group NV	438,922	33,669
	Ageas SA	311,212	16,032
	Groupe Bruxelles Lambert NV	157,406	10,927
	Syensqo SA	132,228	10,419
	Lotus Bakeries NV	757	8,075
	Sofina SA	32,222	8,031
	Ackermans & van Haaren NV	41,258	8,007
	D'ieteren Group	41,818	7,014
	Warehouses De Pauw CVA	322,829	6,934
	Azelis Group NV	282,457	5,786
	Aedifica SA	89,763	5,408
	Elia Group SA	71,008	4,792
	Solvay SA	133,494	4,080
	Cofinimmo SA	71,281	4,019
	Umicore SA	384,227	3,868
	KBC Ancora	71,456	3,842
	Colruyt Group NV	75,244	2,772
	Montea NV	38,678	2,673
	Fagron	120,976	2,398
	Melexis NV	37,906	2,285
	Bekaert SA	64,166	2,240
	Xior Student Housing NV	69,696	2,226
	Shurgard Self Storage Ltd. (XBRU)	57,907	2,143
	VGP NV	24,995	2,133
	Deme Group NV	13,205	1,853
[2]	Gimv NV	40,020	1,579
	Proximus SADP	280,082	1,552
	Retail Estates NV	23,748	1,415
	Barco NV	127,768	1,268
	Kinepolis Group NV	25,705	1,026

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*	Ontex Group NV	119,044	1,008
	Tessenderlo Group SA	30,100	657
	Vastned NV	20,734	614
	bpost SA	208,578	402
			373,559
Denmark (4.0%)
	Novo Nordisk A/S Class B	5,812,594	490,726
	DSV A/S	362,398	72,195
	Novonesis (Novozymes) B Class B	648,276	37,168
	Danske Bank A/S	1,222,362	36,497
	Pandora A/S	148,602	28,430
	Coloplast A/S Class B	233,597	26,903
*	Vestas Wind Systems A/S	1,890,637	26,005
*	Genmab A/S	119,273	23,444
	Carlsberg A/S Class B	171,133	17,925
	Tryg A/S	635,521	12,875
*	Zealand Pharma A/S	124,602	12,662
*,1	Orsted A/S	316,500	12,204
	AP Moller - Maersk A/S Class B	8,164	12,057
	Ringkjoebing Landbobank A/S	48,102	7,846
	AP Moller - Maersk A/S Class A	5,045	7,301
*	Demant A/S	181,110	7,271
*	NKT A/S	101,281	6,771
	Royal Unibrew A/S	94,526	6,534
	Ambu A/S Class B	344,686	6,416
	Jyske Bank A/S (Registered)	82,750	5,985
*	ALK-Abello A/S	249,982	5,629
	ROCKWOOL A/S Class B	15,722	5,567
	FLSmidth & Co. A/S	106,808	5,544
	ISS A/S	277,137	5,238
	Sydbank A/S	97,540	5,178
*	GN Store Nord A/S	245,448	5,027
	Spar Nord Bank A/S	133,207	3,848
*	Bavarian Nordic A/S	132,767	3,633
	Alm Brand A/S	1,585,400	3,303
*,1	Netcompany Group A/S	79,572	3,238
	H Lundbeck A/S	467,058	2,858
	Chemometec A/S	31,355	2,429
	Torm plc Class A	96,860	1,928
	Schouw & Co. A/S	23,257	1,807
[1]	Scandinavian Tobacco Group A/S	84,816	1,220
	D/S Norden A/S	39,379	1,120
*	NTG Nordic Transport Group A/S	30,616	1,011
	Dfds A/S	59,532	885
*	Svitzer Group A/S	26,490	779
	H Lundbeck A/S Class A	124,066	619
			918,076
Finland (1.6%)
	Nordea Bank Abp	5,654,691	67,332
	Nokia OYJ	9,639,386	45,454
	Sampo OYJ Class A (XHEL)	829,157	34,228
	Kone OYJ Class B	613,217	31,741
	UPM-Kymmene OYJ	960,389	28,322
	Wartsila OYJ Abp	910,645	17,202
	Stora Enso OYJ Class R	1,113,175	12,329
	Metso OYJ	1,208,098	11,991
	Fortum OYJ	816,563	11,864
	Elisa OYJ	267,732	11,524
	Orion OYJ Class B	200,958	10,906
	Neste OYJ	783,094	9,923
	Kesko OYJ Class B	509,269	9,768
	Valmet OYJ	310,123	8,455
	Konecranes OYJ	132,979	8,000
	Nordea Bank Abp (XHEL)	602,917	7,171
	Huhtamaki OYJ	175,604	6,484
	Kemira OYJ	215,763	4,759
	Mandatum OYJ	886,790	4,384
*	Sampo OYJ Class A	86,752	3,585
	Cargotec OYJ Class B	71,613	3,561

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*	Kojamo OYJ	298,981	3,106
*	Kalmar OYJ Class B	91,869	3,089
	TietoEVRY OYJ (XHEL)	158,439	3,054
*	QT Group OYJ	37,059	3,037
	Outokumpu OYJ	663,948	2,125
	Nokian Renkaat OYJ	231,380	1,926
[1]	Terveystalo OYJ	154,770	1,883
	Tokmanni Group Corp.	92,025	1,333
	Metsa Board OYJ Class B	258,578	1,293
	Revenio Group OYJ	39,470	1,268
	Sanoma OYJ	135,765	1,172
*	YIT OYJ	356,971	938
	TietoEVRY OYJ	38,768	748
	Citycon OYJ	182,026	644
*	Finnair OYJ	180,559	465
	F-Secure OYJ	206,708	400
			375,464
France (15.7%)
	LVMH Moet Hennessy Louis Vuitton SE	463,222	338,803
	Schneider Electric SE	1,002,227	254,189
	Sanofi SA	2,069,010	224,864
	TotalEnergies SE	3,712,627	215,080
	Airbus SE	1,104,085	190,975
	Hermes International SCA	63,685	179,124
	Safran SA	645,101	159,918
	EssilorLuxottica SA	573,833	157,493
	Air Liquide SA Loyalty Shares	837,654	146,323
	L'Oreal SA Loyalty Shares	347,343	128,875
	BNP Paribas SA	1,884,528	128,731
	AXA SA	3,201,591	121,459
	Vinci SA	932,476	100,906
	Danone SA	1,176,854	82,433
	Cie de Saint-Gobain SA	862,405	80,871
	Capgemini SE	301,165	54,727
	Dassault Systemes SE	1,259,691	49,181
	Legrand SA	475,233	48,451
	Publicis Groupe SA	427,449	45,460
	Cie Generale des Etablissements Michelin SCA	1,295,964	45,070
	Societe Generale SA	1,354,049	43,831
	Pernod Ricard SA	363,686	41,536
	Air Liquide SA (XPAR)	225,992	39,477
	Orange SA	3,601,357	38,731
	Engie SA Loyalty Shares	2,342,346	38,667
	Kering SA	135,410	35,449
	Veolia Environnement SA	1,197,064	34,157
	L'Oreal SA (XPAR)	86,715	32,174
	Credit Agricole SA	1,890,218	28,456
	STMicroelectronics NV	1,221,420	27,288
	Thales SA	164,881	26,690
	Accor SA	424,184	21,807
	Renault SA	359,216	18,441
	Bureau Veritas SA	565,133	17,661
[1]	Euronext NV	148,687	17,270
	Unibail-Rodamco-Westfield	193,454	16,197
	Edenred SE	458,139	15,806
	Engie SA (XPAR)	843,257	13,920
	Carrefour SA	952,193	13,566
	Eurofins Scientific SE	241,865	12,976
*	Alstom SA	651,643	12,898
	Eiffage SA	138,561	12,379
	Klepierre SA	387,574	11,539
	Sartorius Stedim Biotech	47,822	11,027
	Rexel SA	413,572	10,949
	Bouygues SA	341,768	10,864
	Getlink SE	659,367	10,548
	Gaztransport Et Technigaz SA	65,371	9,986
	Teleperformance SE	106,115	9,937
	Gecina SA	96,540	9,425
	BioMerieux	76,736	9,313

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Arkema SA	108,245	8,627
	SPIE SA	254,973	8,498
	SCOR SE	320,261	8,182
	Ipsen SA	64,818	8,001
	Dassault Aviation SA	34,517	7,789
	Bollore SE	1,316,220	7,776
	Sodexo Inc. Loyalty Shares	103,308	7,644
[1]	Amundi SA	108,180	7,615
	Technip Energies NV	260,015	7,366
[1]	La Francaise des Jeux SACA	182,604	6,939
	Aeroports de Paris SA	60,550	6,900
	Elis SA	330,295	6,762
*	Vallourec SACA	317,540	6,031
	Nexans SA	57,006	5,562
	Covivio SA	101,918	5,416
	Eurazeo SE Prime DE Fidelite	64,872	5,355
[1]	Neoen SA	129,748	5,353
	Alten SA	55,664	5,120
	Sopra Steria Group	26,877	4,997
	Wendel SE	49,250	4,867
	Rubis SCA	178,762	4,672
	Valeo SE	418,762	4,668
*,1	Worldline SA	465,011	4,115
*	SOITEC	46,929	4,091
[1]	Verallia SA	132,572	4,081
	Pluxee NV	166,494	3,867
	Vivendi SE	1,216,413	3,438
	IPSOS SA	71,296	3,374
	SEB SA Loyalty Shares	33,834	3,219
	Coface SA	198,488	3,201
	Virbac SACA	8,122	2,726
	Societe BIC SA	39,941	2,633
[2]	VusionGroup	14,910	2,553
	Forvia SE	240,752	2,527
	Remy Cointreau SA	42,415	2,431
*	JCDecaux SE	136,648	2,288
*	ID Logistics Group SACA	5,211	2,180
	SES SA	663,600	2,156
	Trigano SA	14,988	2,054
*	Ubisoft Entertainment SA	173,852	2,006
	Mercialys SA	174,334	1,914
[1]	Ayvens SA	257,084	1,894
	Engie SA Prime de fidelite 2026	112,536	1,858
	Carmila SA	106,772	1,851
*,2	Air France-KLM	221,552	1,834
	Interparfums SA	39,292	1,791
	Eurazeo SE (XPAR)	19,739	1,629
	Imerys SA	57,747	1,592
	Sodexo SA (XPAR)	20,621	1,526
	Metropole Television SA	118,584	1,525
	ARGAN SA	23,027	1,520
	ICADE	61,212	1,439
	Sodexo Inc. (Loyalty Line 2025)	19,189	1,420
	Television Francaise 1 SA	172,271	1,358
	SEB SA (XPAR)	13,272	1,263
	Vicat SACA	28,838	1,203
	Quadient SA	63,199	1,196
	Opmobility	100,587	1,138
	Eramet SA	17,801	994
	Altarea SCA	9,499	994
	Mersen SA	43,629	986
*	Planisware SA	32,134	976
	Derichebourg SA	173,415	967
*	Nexity SA	71,824	962
	Wavestone	17,400	884
	Lagardere SA	39,776	827
	Exclusive Networks SA	41,298	810
	Sodexo Prime De Fidelite 2027	10,378	768
	Peugeot Invest SA	9,828	764
*	Viridien	12,864	742

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*,2	Valneva SE	254,308	718
[2]	Beneteau SACA	73,307	699
	Etablissements Maurel et Prom SA	109,189	699
	Antin Infrastructure Partners SA	52,985	619
	Fnac Darty SA	20,071	613
*,1	Elior Group SA	224,429	607
	Forvia SE (XPAR)	55,022	580
	Manitou BF SA	25,620	575
	Lisi SA Prime de fidelite	19,914	566
*,1,2	X-Fab Silicon Foundries SE	108,036	557
	Esso SA Francaise	4,456	516
	GL Events SACA	25,678	506
	Eurazeo SE	6,056	500
*,2	Voltalia SA (Registered)	64,905	480
*,2	OVH Groupe SAS	56,110	478
*,2	Eutelsat Communications SACA	248,682	446
[2]	Equasens	9,716	380
*,1	Aramis Group SAS	36,824	288
	LISI SA (XPAR)	8,535	243
	Vetoquinol SA	3,121	229
	Boiron SA	7,509	206
			3,652,108
Germany (13.5%)
	SAP SE	2,063,724	568,709
	Siemens AG (Registered)	1,397,500	299,591
	Allianz SE (Registered)	734,395	239,462
	Deutsche Telekom AG (Registered)	6,292,965	211,122
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	248,193	134,529
	Mercedes-Benz Group AG	1,574,040	95,765
	Deutsche Boerse AG	348,482	86,088
	adidas AG	324,264	85,495
	BASF SE	1,672,986	80,601
	Infineon Technologies AG	2,441,810	80,283
	Deutsche Bank AG (Registered)	3,628,316	71,016
*	Siemens Energy AG	1,189,763	70,788
	Deutsche Post AG	1,830,419	65,900
	Rheinmetall AG	81,730	63,899
	E.ON SE	4,166,204	49,348
	Bayerische Motoren Werke AG (XETR)	553,765	44,971
	Daimler Truck Holding AG	984,129	43,339
	RWE AG	1,337,659	41,452
	Bayer AG (Registered)	1,849,344	41,382
	Vonovia SE	1,321,210	40,420
	Merck KGaA	242,934	36,672
	MTU Aero Engines AG	101,113	34,542
	Heidelberg Materials AG	243,735	34,297
[2]	Commerzbank AG	1,745,934	33,712
	Hannover Rueck SE	112,801	29,722
[1]	Siemens Healthineers AG	522,769	29,670
*	Fresenius SE & Co. KGaA	773,060	29,582
	Symrise AG	244,820	25,068
	Beiersdorf AG	184,914	24,737
*	Covestro AG	325,171	20,004
	Fresenius Medical Care AG	381,988	18,975
*	Qiagen NV	396,994	17,629
	GEA Group AG	314,650	16,606
*,1	Zalando SE	412,017	15,355
	Brenntag SE	243,864	15,344
	Continental AG	202,783	14,412
	Henkel AG & Co. KGaA (XTER)	184,351	14,241
[1]	Scout24 SE	137,482	13,369
	Nemetschek SE	101,762	12,159
	LEG Immobilien SE (XETR)	139,166	11,468
	CTS Eventim AG & Co. KGaA	110,772	10,802
*,1	Delivery Hero SE	392,564	10,145
	Knorr-Bremse AG	124,775	9,862
	Talanx AG	113,410	9,633
	Evonik Industries AG	475,295	8,925
	Rational AG	8,923	7,929

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
[2]	Deutsche Lufthansa AG (Registered)	1,129,543	7,327
*	TUI AG	844,888	7,147
	Freenet AG	224,718	6,933
	Puma SE	196,906	6,179
	Volkswagen AG	53,252	5,577
	Bechtle AG	153,819	5,163
	KION Group AG	135,961	5,049
	HOCHTIEF AG	34,353	4,972
[2]	K&S AG (Registered)	336,916	4,678
	thyssenkrupp AG	926,992	4,594
	Gerresheimer AG	65,346	4,577
[2]	Aurubis AG	56,988	4,472
*,1	Auto1 Group SE	229,501	4,436
	LANXESS AG	162,630	4,417
	Hensoldt AG	108,931	4,380
*	TAG Immobilien AG	284,873	4,234
	Carl Zeiss Meditec AG (Bearer)	68,960	4,201
	HUGO BOSS AG	89,490	4,192
*	Fraport AG Frankfurt Airport Services Worldwide	66,759	3,977
*	Aroundtown SA	1,288,994	3,825
*,1	Redcare Pharmacy NV	30,337	3,804
	Stroeer SE & Co. KGaA	58,743	3,472
	Krones AG	25,021	3,414
*	HelloFresh SE	301,532	3,318
	Traton SE	97,394	3,005
	AIXTRON SE	210,913	2,930
*,1	TeamViewer SE	245,876	2,912
[1]	DWS Group GmbH & Co. KGaA	58,667	2,895
	flatexDEGIRO AG	166,337	2,818
*,2	Evotec SE	310,723	2,780
*	Nordex SE	234,071	2,702
[2]	RENK Group AG	104,375	2,650
	United Internet AG (Registered)	151,144	2,535
	Bilfinger SE	49,209	2,531
	Wacker Chemie AG	35,107	2,406
	Deutsche Wohnen SE	92,945	2,326
	Duerr AG	92,054	2,267
	Jenoptik AG	96,127	2,156
*,1	Covestro AG (XTER)	36,129	2,133
	RTL Group SA	69,276	2,117
	Fielmann Group AG	45,767	2,079
	Atoss Software SE	16,864	2,013
[2]	Sixt SE (XETR)	23,976	1,947
	FUCHS SE	56,149	1,915
*	Schaeffler AG	414,555	1,838
*	Hypoport SE	8,162	1,812
[1]	Befesa SA	75,595	1,639
	Schott Pharma AG & Co. KGaA	65,490	1,605
	Kontron AG	76,701	1,560
	Stabilus SE	46,028	1,521
	Eckert & Ziegler SE	26,545	1,499
[2]	ProSiebenSat.1 Media SE	257,829	1,481
	Hornbach Holding AG & Co. KGaA	18,777	1,440
	Siltronic AG	31,103	1,422
*,1,2	Deutsche Pfandbriefbank AG	247,604	1,405
*,2	Nagarro SE	15,771	1,381
*	Grand City Properties SA	117,791	1,360
*	Douglas AG	63,493	1,354
*	IONOS Group SE	52,762	1,348
	Dermapharm Holding SE	32,232	1,326
	CANCOM SE	48,907	1,284
	Deutz AG	259,169	1,254
	KWS Saat SE & Co. KGaA	19,174	1,206
	Suedzucker AG	109,338	1,203
	Pfeiffer Vacuum Technology AG	6,811	1,096
*	CECONOMY AG	343,813	1,063
	Elmos Semiconductor SE	13,970	1,026
	Norma Group SE	58,266	1,000
[2]	PNE AG	78,792	991
	Sartorius AG	4,262	980

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	METRO AG	237,300	948
	Wacker Neuson SE	52,948	898
	1&1 AG	70,155	887
	GRENKE AG	50,446	877
	Indus Holding AG	40,969	876
	Salzgitter AG	45,191	834
	GFT Technologies SE	33,331	783
	Vossloh AG	15,557	765
[2]	CompuGroup Medical SE & Co. KGaA	29,734	711
	Wuestenrot & Wuerttembergische AG	53,696	686
	Adesso SE	6,808	676
	Adtran Networks SE	32,393	675
*,2	About You Holding SE	96,586	661
	Energiekontor AG	13,664	630
	Deutsche EuroShop AG	31,723	626
	PATRIZIA SE	72,806	608
*,3	Encavis AG	33,343	605
[2]	Deutsche Beteiligungs AG	24,355	604
	Kloeckner & Co. SE	115,831	589
	STRATEC SE	14,264	522
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	53,070	489
	Secunet Security Networks AG	3,165	416
	SMA Solar Technology AG	28,174	394
[2]	Verbio SE	41,141	391
*	Northern Data AG	8,297	383
*,2	SGL Carbon SE	96,611	378
	Takkt AG	40,452	342
	Draegerwerk AG & Co. KGaA (XETR)	5,707	279
*,2	BayWa AG	25,937	243
*	Pentixapharm Holding AG	28,370	88
			3,135,433
Ireland (0.4%)
	Kerry Group plc Class A	280,134	28,768
	AIB Group plc	3,678,548	21,631
	Kingspan Group plc	285,967	19,838
	Bank of Ireland Group plc	1,886,940	18,749
	Glanbia plc (XDUB)	347,374	5,075
	Dalata Hotel Group plc	356,496	1,744
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			95,805
Italy (4.7%)
	UniCredit SpA	2,949,079	135,431
	Intesa Sanpaolo SpA	29,575,237	128,011
	Enel SpA	14,610,596	103,848
	Ferrari NV	220,643	94,663
	Generali	2,318,691	73,418
	Eni SpA	4,036,076	56,822
	Prysmian SpA	542,930	37,766
	Stellantis NV	2,238,517	29,888
	Moncler SpA	426,115	26,974
	Banco BPM SpA	2,835,993	24,929
	Leonardo SpA	752,615	23,513
	Stellantis NV (XNYS)	1,684,979	22,496
	Terna - Rete Elettrica Nazionale	2,646,461	21,830
	FinecoBank Banca Fineco SpA	1,147,350	21,783
	Snam SpA	4,278,584	19,786
	Mediobanca Banca di Credito Finanziario SpA	1,021,669	16,702
	Tenaris SA	824,413	15,581
	BPER Banca SpA	1,982,109	13,502
[1]	Poste Italiane SpA	853,993	12,960
[2]	Banca Monte dei Paschi di Siena SpA	1,859,915	11,917
	Recordati Industria Chimica e Farmaceutica SpA	182,475	11,088
	Unipol Assicurazioni SpA	706,538	9,574
	Brunello Cucinelli SpA	64,224	8,257
*,1	Nexi SpA	1,451,362	7,370
	Interpump Group SpA	150,385	7,095
	Reply SpA	42,317	6,975
	A2A SpA	2,903,837	6,858
[1]	Infrastrutture Wireless Italiane SpA	644,210	6,698

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Amplifon SpA	244,745	6,541
	Buzzi SpA	157,638	6,458
	Banca Popolare di Sondrio SpA	680,417	6,283
*	Saipem SpA	2,460,053	6,003
	Hera SpA	1,612,697	5,897
	Italgas SpA	927,934	5,543
	Banca Mediolanum SpA	407,463	5,471
	Azimut Holding SpA	203,472	5,320
[2]	Davide Campari-Milano NV	899,944	5,192
	Banca Generali SpA	102,494	5,132
*,2	Telecom Italia SpA (MTAA)	18,523,297	5,084
	De' Longhi SpA	131,223	4,614
	Iveco Group NV	375,504	4,570
	DiaSorin SpA	40,209	4,307
	Lottomatica Group SpA	274,745	4,205
[1]	Pirelli & C SpA	688,506	4,143
	Maire SpA	297,322	2,927
[1]	Technogym SpA	249,702	2,905
[1]	BFF Bank SpA	333,314	2,858
	SOL SpA	68,543	2,783
	Webuild SpA (MTAA)	900,368	2,742
[1]	Anima Holding SpA	394,544	2,707
	Brembo NV	272,709	2,655
	Iren SpA	1,213,574	2,626
	ERG SpA	101,628	2,060
[1]	Carel Industries SpA	99,111	1,976
*	Technoprobe SpA	305,139	1,922
[1]	Enav SpA	470,872	1,685
	ACEA SpA	81,240	1,554
	Credito Emiliano SpA	131,385	1,542
	MFE-MediaForEurope NV Class A	449,905	1,463
	Intercos SpA	95,314	1,412
*	Fincantieri SpA	162,654	1,264
	Tamburi Investment Partners SpA	141,885	1,246
	Moltiply Group SpA	29,129	1,170
	Sanlorenzo SpA	28,791	1,063
	Cementir Holding NV	85,907	1,043
	Sesa SpA	14,498	1,023
[2]	Salvatore Ferragamo SpA	126,023	1,004
[1]	RAI Way SpA	166,061	988
	Banca IFIS SpA	44,044	966
	Italmobiliare SpA	28,316	789
[2]	Piaggio & C SpA	325,499	727
*,1	GVS SpA	139,940	710
	Zignago Vetro SpA	63,178	687
	Ariston Holding NV	181,461	648
*,2	Juventus Football Club SpA	245,287	626
	MARR SpA	58,108	606
	MFE-MediaForEurope NV Class B	136,816	606
	Danieli & C Officine Meccaniche SpA (MTAA)	22,000	574
	Arnoldo Mondadori Editore SpA	207,013	472
	El.En. SpA	39,340	444
	Tinexta SpA	38,204	320
[2]	Rizzoli Corriere Della Sera Mediagroup SpA	257,486	242
[2]	Alerion Cleanpower SpA	12,215	193
			1,093,726
Netherlands (6.4%)
	ASML Holding NV	740,347	547,681
	ING Groep NV	5,925,514	98,487
	Prosus NV	2,530,746	96,668
*,1	Adyen NV	56,234	90,768
	Wolters Kluwer NV	444,184	80,691
	Koninklijke Ahold Delhaize NV	1,764,817	62,562
	ASM International NV	87,496	50,764
*	Koninklijke Philips NV	1,497,177	41,266
	Universal Music Group NV	1,414,950	39,466
	Heineken NV	517,379	35,946
	DSM-Firmenich AG	324,980	33,177
	Koninklijke KPN NV	7,119,939	25,764

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	NN Group NV	515,590	23,664
	ArcelorMittal SA	909,423	22,667
	BE Semiconductor Industries NV	146,267	18,654
	Akzo Nobel NV	320,692	18,215
	EXOR NV	188,019	17,814
	IMCD NV	106,955	16,749
[1]	ABN AMRO Bank NV	932,700	15,644
	Heineken Holding NV	244,437	14,738
	ASR Nederland NV	277,379	13,668
	Aegon Ltd.	1,890,751	12,344
*,1	CVC Capital Partners plc	396,132	9,380
	Randstad NV	197,372	8,521
	Arcadis NV	135,481	7,735
*	InPost SA	445,888	7,295
	Aalberts NV	181,944	6,422
	Koninklijke Vopak NV	117,220	5,380
[1]	Signify NV	237,982	5,137
	JDE Peet's NV	290,140	5,068
	SBM Offshore NV	262,384	4,902
*,1	Just Eat Takeaway.com NV	350,701	4,235
[1]	CTP NV	219,940	3,657
	Fugro NV	212,019	3,384
	Allfunds Group plc	609,745	3,135
	Van Lanschot Kempen NV	58,758	2,891
	TKH Group NV	75,101	2,765
	Corbion NV	111,188	2,596
*,1	Basic-Fit NV	98,100	2,481
	OCI NV	208,375	2,400
	Koninklijke BAM Groep NV	508,125	2,231
	APERAM SA	80,080	2,210
*	Galapagos NV	90,289	2,076
*	Havas NV	1,261,696	1,988
	Eurocommercial Properties NV	79,162	1,932
	Flow Traders Ltd.	62,784	1,578
	Wereldhave NV	65,209	989
	NSI NV	33,729	765
	AMG Critical Materials NV	44,505	646
*,2	TomTom NV	122,210	645
[2]	PostNL NV	621,443	632
	Sligro Food Group NV	52,476	577
*,1,2	Alfen NV	31,412	461
	Brunel International NV	40,671	395
[1]	B&S Group Sarl	51,630	224
			1,482,130
Norway (1.3%)
	DNB Bank ASA	1,853,486	39,369
	Equinor ASA	1,539,804	37,084
	Mowi ASA	829,265	16,631
	Kongsberg Gruppen ASA	138,957	16,495
	Norsk Hydro ASA	2,413,506	14,235
	Telenor ASA	1,161,601	14,201
	Orkla ASA	1,428,936	13,269
	Aker BP ASA	576,039	12,023
	Storebrand ASA	792,539	9,332
	Yara International ASA	306,647	9,179
	Subsea 7 SA	443,804	7,321
	Gjensidige Forsikring ASA	320,954	6,581
	TOMRA Systems ASA	443,631	6,557
	SpareBank 1 Sor-Norge ASA	445,279	6,347
	Salmar ASA	119,710	6,329
	Bakkafrost P/F	96,255	5,487
	Schibsted ASA Class B	189,582	5,419
	Var Energi ASA	1,677,857	5,156
[2]	Frontline plc	270,331	4,742
	Schibsted ASA Class A	133,283	3,957
	SpareBank 1 SMN	238,183	3,842
	TGS ASA	367,375	3,697
*	Nordic Semiconductor ASA	357,842	3,594
	Protector Forsikring ASA	121,659	3,550

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Borregaard ASA	188,354	3,383
	Hafnia Ltd.	540,364	2,848
	Leroy Seafood Group ASA	529,120	2,623
	Veidekke ASA	204,412	2,611
*	DOF Group ASA	290,094	2,436
	Aker ASA Class A	45,331	2,433
[1]	Europris ASA	308,719	2,252
*	Cadeler A/S	402,038	2,133
	Golden Ocean Group Ltd.	227,619	2,111
	Hoegh Autoliners ASA	227,093	2,060
	Atea ASA	155,550	1,984
[1]	BW LPG Ltd.	155,778	1,967
*,1	AutoStore Holdings Ltd.	2,045,756	1,834
	DNO ASA	1,584,638	1,828
*,1	Scatec ASA	238,019	1,664
	Austevoll Seafood ASA	167,154	1,633
	Wallenius Wilhelmsen ASA	192,142	1,547
	FLEX LNG Ltd.	56,410	1,443
*,1	Crayon Group Holding ASA	151,718	1,415
*,1	Entra ASA	133,954	1,387
	Aker Solutions ASA	488,307	1,386
	MPC Container Ships ASA	709,299	1,150
*,1	Elkem ASA	547,825	1,079
	Stolt-Nielsen Ltd.	41,205	1,065
*	Bluenord ASA	17,076	1,014
*	Hexagon Composites ASA	263,276	873
	Wilh Wilhelmsen Holding ASA Class A	23,069	838
	Bonheur ASA	38,263	825
*,2	NEL ASA	3,133,328	653
[2]	Grieg Seafood ASA	89,245	590
	BW Offshore Ltd.	185,747	522
*	BW Energy Ltd.	145,690	337
*	Aker Carbon Capture ASA	507,842	293
	Borr Drilling Ltd.	1,519	5
			306,619
Poland (0.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,600,907	26,266
	ORLEN SA	1,080,657	14,249
	Bank Polska Kasa Opieki SA	330,275	12,956
	Powszechny Zaklad Ubezpieczen SA	1,048,077	12,851
*,1	Dino Polska SA	90,607	10,023
	LPP SA	2,387	9,631
	Santander Bank Polska SA	72,902	9,050
	KGHM Polska Miedz SA	257,783	7,904
*,1	Allegro.eu SA	1,058,717	7,770
[2]	CD Projekt SA	140,066	7,243
[2]	Alior Bank SA	174,520	4,028
*	mBank SA	24,300	3,752
*	CCC SA	86,568	3,638
	KRUK SA	33,013	3,471
	Grupa Kety SA	18,377	3,443
	Benefit Systems SA	4,255	3,120
*	Bank Millennium SA	1,148,562	2,929
	Budimex SA	24,187	2,832
	Asseco Poland SA	97,553	2,831
*	PGE Polska Grupa Energetyczna SA	1,661,988	2,667
	Orange Polska SA	1,249,770	2,449
[1]	XTB SA	122,666	1,974
*	Tauron Polska Energia SA	1,805,333	1,884
*	Enea SA	487,747	1,676
	Bank Handlowy w Warszawie SA	62,534	1,507
*	Pepco Group NV	274,582	1,159
*	Cyfrowy Polsat SA	283,039	1,073
*,2	Jastrzebska Spolka Weglowa SA	101,755	578
	Warsaw Stock Exchange	53,462	545
	AmRest Holdings SE	125,801	528
*,2	Grupa Azoty SA	94,331	511
			164,538

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
Portugal (0.3%)
	EDP SA	5,644,512	17,747
	Galp Energia SGPS SA	810,374	13,562
	Jeronimo Martins SGPS SA	515,320	10,157
	Banco Comercial Portugues SA Class R	14,436,756	7,536
	EDP Renovaveis SA	563,053	5,268
	REN - Redes Energeticas Nacionais SGPS SA	726,396	1,790
	Sonae SGPS SA	1,702,106	1,588
	Navigator Co. SA	408,309	1,492
	NOS SGPS SA	351,296	1,235
	CTT-Correios de Portugal SA	200,272	1,222
	Corticeira Amorim SGPS SA	94,909	829
	Altri SGPS SA	127,576	762
[2]	Mota-Engil SGPS SA	170,607	507
	Semapa-Sociedade de Investimento e Gestao	28,867	449
			64,144
Spain (4.2%)
	Iberdrola SA (XMAD)	11,199,495	158,266
	Banco Santander SA	28,597,696	146,549
	Banco Bilbao Vizcaya Argentaria SA	10,821,091	123,198
	Industria de Diseno Textil SA	1,975,398	107,226
	Amadeus IT Group SA	819,287	59,953
	CaixaBank SA	7,288,174	44,118
	Ferrovial SE	893,221	38,126
[1]	Cellnex Telecom SA	1,107,285	37,086
	Telefonica SA	7,970,856	32,476
[1]	Aena SME SA	132,234	28,478
	Repsol SA	2,137,440	24,841
	Banco de Sabadell SA	9,369,359	22,085
	ACS Actividades de Construccion y Servicios SA	377,697	19,230
	Redeia Corp. SA	812,412	13,666
	Endesa SA	596,298	13,201
	Bankinter SA	1,213,872	10,342
	Merlin Properties Socimi SA	823,025	9,485
	Enagas SA	468,577	5,930
	Naturgy Energy Group SA	238,598	5,859
	Mapfre SA	1,867,967	5,190
	Acciona SA	43,126	4,859
	Vidrala SA (XMAD)	45,286	4,637
	Viscofan SA	71,132	4,501
	Fluidra SA	169,215	4,345
*	Grifols SA	485,247	4,151
[1]	Unicaja Banco SA	2,804,398	3,990
	Acerinox SA	369,996	3,713
*	Puig Brands SA Class B	182,007	3,634
	Logista Integral SA	117,185	3,541
	Inmobiliaria Colonial Socimi SA	611,704	3,452
[2]	Indra Sistemas SA	170,362	3,265
	Sacyr SA (XMAD)	889,441	2,909
*	Iberdrola SA	192,965	2,730
	Laboratorios Farmaceuticos Rovi SA	39,103	2,641
	Pharma Mar SA	23,972	2,293
	CIE Automotive SA	80,274	2,140
	Corp. ACCIONA Energias Renovables SA	106,390	1,975
	Construcciones y Auxiliar de Ferrocarriles SA	48,451	1,794
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,269,239	1,644
	Almirall SA	159,447	1,566
	Melia Hotels International SA	196,264	1,462
*	Solaria Energia y Medio Ambiente SA	152,215	1,191
*	Tecnicas Reunidas SA	83,543	1,180
	Ence Energia y Celulosa SA	251,570	908
[1]	Neinor Homes SA	51,440	898
	Faes Farma SA	230,327	845
[1]	Gestamp Automocion SA	306,503	839
	Atresmedia Corp. de Medios de Comunicacion SA	159,247	728
[1]	Global Dominion Access SA	177,476	555
	Prosegur Cia de Seguridad SA	282,958	531
[3]	Lar Espana Real Estate Socimi SA	56,123	481
*	Distribuidora Internacional de Alimentacion SA	25,240,247	437

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
[1]	Prosegur Cash SA	593,193	351
*	Sacyr SA	22,236	73
			979,564
Sweden (5.7%)
	Investor AB Class B	3,212,445	91,478
	Atlas Copco AB Class A	4,774,412	79,760
	Volvo AB Class B	2,871,739	79,126
	Assa Abloy AB Class B	1,830,067	56,067
	Hexagon AB Class B	3,966,244	45,920
	EQT AB	1,372,293	44,806
	Atlas Copco AB Class B	2,821,389	41,944
	Skandinaviska Enskilda Banken AB Class A	2,827,781	40,082
	Sandvik AB	1,941,331	40,056
	Telefonaktiebolaget LM Ericsson Class B	5,208,995	39,223
	Swedbank AB Class A	1,622,765	35,333
	Essity AB Class B	1,133,986	28,719
	Svenska Handelsbanken AB Class A	2,591,911	28,676
	Investor AB Class A (XSTO)	993,996	28,323
[1]	Evolution AB	333,452	25,582
	Alfa Laval AB	503,191	22,431
	Epiroc AB Class A	1,167,639	22,251
	Svenska Cellulosa AB SCA Class B	1,125,774	15,505
	Boliden AB	513,585	15,426
	Trelleborg AB Class B	400,092	15,064
	H & M Hennes & Mauritz AB Class B	1,129,161	15,044
	Lifco AB Class B	425,333	13,947
	Indutrade AB	499,733	13,757
	Skanska AB Class B	640,798	13,729
	Saab AB Class B	614,071	13,274
	Telia Co. AB	4,358,296	12,840
	SKF AB Class B	635,131	12,828
	Nibe Industrier AB Class B	3,201,457	12,827
	AddTech AB Class B	417,792	12,195
	Volvo AB Class A	436,585	12,043
	Securitas AB Class B	941,481	11,979
	Epiroc AB Class B	711,143	11,872
	Beijer Ref AB	764,933	11,351
	Tele2 AB Class B	1,004,061	11,180
*	Swedish Orphan Biovitrum AB	347,968	10,523
	Industrivarden AB Class C	278,302	9,834
	AAK AB	327,717	9,525
*	Fastighets AB Balder Class B	1,256,474	8,941
	Sagax AB Class B	404,563	8,904
*	Castellum AB	805,990	8,742
	Industrivarden AB Class A	236,313	8,390
	Getinge AB Class B	421,430	8,276
	Lagercrantz Group AB Class B	359,710	7,637
	Nordnet AB publ	305,810	7,270
	Avanza Bank Holding AB	236,762	7,100
	Investment AB Latour Class B	267,791	7,002
	L E Lundbergforetagen AB Class B	139,115	6,696
	Sectra AB Class B	284,434	6,510
	Fortnox AB	933,817	6,464
	Sweco AB Class B	380,454	5,946
[1]	Thule Group AB	182,869	5,790
	Mycronic AB	142,019	5,758
*,2	Embracer Group AB	282,453	5,711
	Holmen AB Class B	145,360	5,508
	SSAB AB Class B	1,117,426	5,271
	Hemnet Group AB	150,550	5,003
	Wihlborgs Fastigheter AB	499,916	4,953
	Axfood AB	203,541	4,365
	Hexpol AB	465,279	4,353
	Billerud Aktiebolag	411,560	4,226
	Loomis AB	131,635	4,190
[1]	Munters Group AB	247,108	3,926
	Elekta AB Class B	649,616	3,850
	Bure Equity AB	103,485	3,765
*,1	BoneSupport Holding AB	116,778	3,660

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Vitec Software Group AB Class B	68,711	3,622
	Pandox AB	197,394	3,594
	Kinnevik AB Class B	454,512	3,588
*	Electrolux AB Class B	390,830	3,541
	Husqvarna AB Class B	632,403	3,368
	Catena AB	75,223	3,277
	Wallenstam AB Class B	748,183	3,230
*	Camurus AB	60,208	3,227
	Fabege AB	416,293	3,114
[1]	Dometic Group AB	604,881	3,063
*	Nyfosa AB	298,564	3,063
[1]	Bravida Holding AB	379,832	3,031
	Betsson AB Class B	219,920	3,002
	Electrolux Professional AB Class B	429,832	2,971
	Alleima AB	353,532	2,931
	Storskogen Group AB Class B	2,625,240	2,830
	AddLife AB Class B	206,654	2,817
	Vitrolife AB	139,606	2,800
	Truecaller AB Class B	469,462	2,791
*,2	Volvo Car AB Class B	1,197,758	2,711
	AFRY AB	169,790	2,703
	HMS Networks AB	57,261	2,648
	NCC AB Class B	158,324	2,554
*,1	Sinch AB	1,167,324	2,470
	AddNode Group AB	229,436	2,436
	Granges AB	200,305	2,430
	Mips AB	49,616	2,419
	Lindab International AB	129,419	2,311
	Peab AB Class B	312,926	2,245
	Hufvudstaden AB Class A	199,695	2,223
	Bufab AB	49,244	2,069
	SSAB AB Class A	427,400	2,053
	INVISIO AB	68,222	2,032
	NCAB Group AB	334,873	2,013
[1]	Scandic Hotels Group AB	282,457	1,965
	Cibus Nordic Real Estate AB publ	115,146	1,867
	JM AB	121,548	1,805
	Medicover AB Class B	85,893	1,587
*	Modern Times Group MTG AB Class B	169,777	1,576
	Nolato AB Class B	289,363	1,506
	Troax Group AB	71,517	1,502
	NP3 Fastigheter AB	62,814	1,493
	Atrium Ljungberg AB Class B	83,738	1,481
	Clas Ohlson AB Class B	68,609	1,464
*	Sdiptech AB Class B	68,125	1,395
	Arjo AB Class B	374,708	1,342
	Biotage AB	103,736	1,325
*	Dios Fastigheter AB	190,512	1,315
	Bilia AB Class A	112,063	1,314
	Instalco AB	455,568	1,297
*,1	Boozt AB	104,388	1,229
[2]	Svenska Handelsbanken AB Class B	80,827	1,211
	SkiStar AB	77,083	1,164
	Ratos AB Class B	363,714	1,140
*	Hexatronic Group AB	338,850	1,106
	Samhallsbyggnadsbolaget i Norden AB	2,177,735	1,103
[1]	Attendo AB	221,617	1,024
	Systemair AB	123,512	942
	Cloetta AB Class B	366,653	935
	Platzer Fastigheter Holding AB Class B	120,718	930
	MEKO AB	77,634	927
*,1,2	BioArctic AB	46,047	915
	Beijer Alma AB	46,243	735
*,2	Better Collective A/S	74,594	725
	Fagerhult Group AB	137,988	671
	Investment AB Oresund	60,465	648
	Sagax AB Class D	222,820	636
	Corem Property Group AB Class B	1,105,219	586
	Skandinaviska Enskilda Banken AB Class C	35,936	524
	Volati AB	51,972	498

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*	Stillfront Group AB	809,177	487
*	Norion Bank AB	98,330	297
*	Xvivo Perfusion AB	6,758	283
	Samhallsbyggnadsbolaget i Norden AB Class D	298,307	229
	NCC AB Class A	4,258	69
	Husqvarna AB Class A	4,173	22
			1,311,174
Switzerland (14.2%)
	Nestle SA (Registered)	4,839,783	411,094
	Roche Holding AG	1,300,641	408,885
	Novartis AG (Registered)	3,761,742	393,767
	UBS Group AG (Registered)	6,036,562	212,846
	Cie Financiere Richemont SA Class A (Registered)	998,603	193,049
	Zurich Insurance Group AG	276,143	167,333
	ABB Ltd. (Registered)	2,981,588	162,355
	Holcim AG	1,055,945	105,831
	Lonza Group AG (Registered)	135,665	86,024
	Alcon AG	927,951	84,679
	Swiss Re AG	545,710	83,312
	Sika AG (Registered)	285,330	72,464
	Givaudan SA (Registered)	14,940	65,254
	Partners Group Holding AG	41,549	63,119
	Swiss Life Holding AG (Registered)	53,037	43,302
	Sandoz Group AG	808,387	38,703
	Geberit AG (Registered)	62,398	34,804
	Sonova Holding AG (Registered)	91,722	32,000
	Straumann Holding AG (Registered)	200,416	28,422
	Logitech International SA (Registered)	285,167	28,229
	Swisscom AG (Registered)	47,870	26,938
	Julius Baer Group Ltd.	381,924	26,836
	SGS SA (Registered)	275,419	26,754
	Roche Holding AG (Bearer)	69,814	23,217
	Chocoladefabriken Lindt & Spruengli AG (Registered)	205	23,202
	Schindler Holding AG (XSWX)	76,073	21,982
	Kuehne & Nagel International AG (Registered)	93,120	21,160
	Chocoladefabriken Lindt & Spruengli AG	1,716	19,712
[1]	VAT Group AG	50,573	19,428
*	Galderma Group AG	138,459	16,847
	Swiss Prime Site AG (Registered)	143,666	16,401
	Baloise Holding AG (Registered)	84,864	15,485
	SIG Group AG	621,740	13,559
	Belimo Holding AG (Registered)	18,163	13,254
	PSP Swiss Property AG (Registered)	84,878	12,538
	Georg Fischer AG (Registered)	153,622	12,099
	Helvetia Holding AG (Registered)	65,206	11,378
	Schindler Holding AG (Registered)	39,423	11,087
	Swatch Group AG (Bearer)	55,814	10,340
	Temenos AG (Registered)	113,815	9,678
	EMS-Chemie Holding AG (Registered)	13,258	9,385
	Avolta AG	199,062	8,998
	Accelleron Industries AG	176,597	8,825
	Swissquote Group Holding SA (Registered)	19,915	8,645
	Flughafen Zurich AG (Registered)	35,730	8,602
	Siegfried Holding AG (Registered)	7,615	8,553
[1]	Galenica AG	90,829	8,094
	Barry Callebaut AG (Registered)	6,718	7,385
	Adecco Group AG (Registered)	300,158	7,146
	BKW AG	37,086	6,327
	Tecan Group AG (Registered)	24,001	6,161
*,2	Sunrise Communications AG Class A	122,985	6,159
	Cembra Money Bank AG	55,427	5,461
	Banque Cantonale Vaudoise (Registered)	52,645	5,313
	Sulzer AG (Registered)	32,639	5,298
	DKSH Holding AG	66,951	5,258
	Allreal Holding AG (Registered)	27,479	5,145
	Bucher Industries AG (Registered)	12,134	4,880
	Clariant AG (Registered)	424,455	4,778
	Inficon Holding AG (Registered)	3,673	4,735
	Mobimo Holding AG (Registered)	13,381	4,444

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Burckhardt Compression Holding AG	5,791	4,375
	VZ Holding AG	25,335	4,361
	Comet Holding AG (Registered)	14,042	4,190
	SFS Group AG	32,850	4,127
	dormakaba Holding AG	5,680	4,079
	Vontobel Holding AG (Registered)	51,741	3,823
	Bachem Holding AG	59,021	3,758
	Valiant Holding AG (Registered)	29,715	3,524
	Kardex Holding AG (Registered)	11,061	3,420
	Emmi AG (Registered)	3,911	3,405
*	Aryzta AG	1,708,151	3,378
	Landis & Gyr Group AG	44,566	3,046
	Interroll Holding AG (Registered)	1,296	3,039
	Swatch Group AG (Registered)	82,192	3,000
	ALSO Holding AG (Registered)	10,742	2,968
	EFG International AG	179,228	2,804
	Ypsomed Holding AG (Registered)	6,770	2,660
	St. Galler Kantonalbank AG (Registered)	5,187	2,567
	Huber & Suhner AG (Registered)	29,684	2,464
	Bossard Holding AG (Registered) Class A	10,459	2,328
	Stadler Rail AG	98,697	2,193
	Daetwyler Holding AG	13,895	2,113
	SKAN Group AG	20,084	1,735
	Forbo Holding AG (Registered)	1,622	1,553
	Intershop Holding AG	10,181	1,526
[1]	Medacta Group SA	11,429	1,460
*,1	Sensirion Holding AG	19,227	1,402
	OC Oerlikon Corp. AG Pfaffikon (Registered)	347,874	1,396
*	ams-OSRAM AG	186,345	1,383
*	Arbonia AG	96,016	1,306
	Softwareone Holding AG	196,915	1,285
	COSMO Pharmaceuticals NV	16,267	1,174
	Implenia AG (Registered)	28,856	1,101
	Bell Food Group AG (Registered)	3,680	1,075
	Komax Holding AG (Registered)	6,950	1,027
*,1	Montana Aerospace AG	56,947	1,016
*	Basilea Pharmaceutica Ag Allschwil (Registered)	22,335	994
	u-blox Holding AG	13,124	976
	Autoneum Holding AG	6,318	884
	Schweiter Technologies AG	1,769	884
	Zehnder Group AG	15,848	876
	Bystronic AG	2,349	844
	LEM Holding SA (Registered)	840	796
*,1	PolyPeptide Group AG	27,639	775
*,1	Medartis Holding AG	9,114	695
	Vetropack Holding AG (Registered)	24,752	690
[1]	Medmix AG	49,381	666
	APG SGA SA	2,459	560
	VP Bank AG Class A	6,040	538
	Rieter Holding AG (Registered)	5,089	493
	Leonteq AG	19,735	427
*	DocMorris AG	18,235	393
[2]	PIERER Mobility AG	17,817	335
	Investis Holding SA	1,917	236
*,2	Idorsia Ltd.	283,183	219
*	Aryzta AG (XSWX)	24,200	48
	TX Group AG	55	11
			3,309,360
United Kingdom (24.2%)
	AstraZeneca plc	2,819,035	395,724
	HSBC Holdings plc	34,179,820	356,978
	Shell plc (XLON)	10,461,785	343,510
	Unilever plc (XLON)	4,637,359	265,614
	RELX plc	3,517,635	174,673
	BP plc	30,329,437	156,903
	British American Tobacco plc	3,757,984	149,102
	London Stock Exchange Group plc	934,974	139,132
	GSK plc	7,524,377	131,071
	CRH plc (SGMX)	1,277,549	126,404

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Diageo plc	4,182,211	124,590
	Rio Tinto plc	2,011,483	121,135
*	Rolls-Royce Holdings plc	16,005,961	119,343
	National Grid plc	9,194,143	111,536
	Compass Group plc	3,203,798	110,385
	Barclays plc	27,258,960	99,904
	Glencore plc	22,868,177	98,801
*	Flutter Entertainment plc	333,247	89,367
	Lloyds Banking Group plc	115,125,134	88,516
	BAE Systems plc	5,712,936	86,358
	Reckitt Benckiser Group plc	1,298,909	85,895
	Experian plc	1,725,808	85,013
	3i Group plc	1,747,271	83,945
	Haleon plc	15,511,729	72,303
	NatWest Group plc	13,122,305	69,964
	Anglo American plc	2,340,701	68,539
	Tesco plc	12,815,011	58,980
	Ashtead Group plc	821,689	53,551
	Imperial Brands plc	1,585,036	53,460
	Smurfit WestRock plc	967,433	51,282
	Standard Chartered plc	3,804,446	51,168
	Prudential plc (XLON)	5,055,849	42,074
	SSE plc	2,056,967	41,439
	InterContinental Hotels Group plc	298,766	39,838
	Shell plc	1,191,185	39,411
	Vodafone Group plc	39,650,243	33,780
	Legal & General Group plc	11,092,438	33,124
	Aviva plc	5,087,100	32,245
	Sage Group plc	1,886,842	31,358
	Next plc	220,315	27,079
	Bunzl plc	628,530	26,754
	Informa plc	2,500,584	26,682
	Halma plc	711,405	26,650
	Rentokil Initial plc	4,736,944	23,199
	Segro plc	2,543,394	22,488
	Pearson plc	1,254,824	20,818
	Smith & Nephew plc	1,641,639	20,818
[2]	BT Group plc	11,865,731	20,796
*	Wise plc Class A	1,408,638	19,408
	WPP plc	2,015,809	19,163
	Intertek Group plc	302,063	19,051
	International Consolidated Airlines Group SA	4,401,466	18,354
	Admiral Group plc	546,591	18,262
	Melrose Industries plc (XLON)	2,397,277	18,093
	Centrica plc	9,646,792	16,954
	Smiths Group plc	649,509	16,543
[1]	Auto Trader Group plc	1,674,501	16,309
	United Utilities Group plc	1,279,971	16,173
	Marks & Spencer Group plc	3,829,749	15,865
	Severn Trent plc	495,293	15,469
	Weir Group plc	486,360	14,508
	Intermediate Capital Group plc	495,404	14,435
	Barratt Redrow plc	2,561,602	14,349
	Diploma plc	251,088	14,059
	Associated British Foods plc	592,052	13,892
	Antofagasta plc	649,004	13,762
	Spirax Group plc	138,265	13,747
	St. James's Place plc	1,029,930	13,374
	Coca-Cola HBC AG	384,149	13,335
	Mondi plc	827,240	12,877
	DCC plc	184,849	12,746
	Beazley plc	1,198,334	12,373
	Rightmove plc	1,490,681	12,267
	IMI plc	477,732	11,820
	Whitbread plc	336,034	11,656
	J Sainsbury plc	3,565,353	11,198
	Games Workshop Group plc	61,950	11,135
	Croda International plc	261,261	10,761
	M&G plc	4,101,660	10,566
	Howden Joinery Group plc	1,027,876	10,389

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Kingfisher plc	3,402,385	10,337
	Land Securities Group plc	1,393,918	10,053
	Entain plc	1,140,859	9,906
	Taylor Wimpey plc	6,625,969	9,813
	Burberry Group plc	671,150	9,809
	Hargreaves Lansdown plc	716,621	9,766
[1]	ConvaTec Group plc	3,123,276	9,523
	Persimmon plc	598,228	9,342
	Phoenix Group Holdings plc	1,410,028	9,088
	Berkeley Group Holdings plc	187,126	8,953
	British Land Co. plc	1,881,716	8,752
	Hikma Pharmaceuticals plc	305,302	8,655
	LondonMetric Property plc	3,731,298	8,584
	IG Group Holdings plc	668,321	8,431
	Tritax Big Box REIT plc	4,656,755	8,418
	Direct Line Insurance Group plc	2,475,991	8,203
	UNITE Group plc	754,422	7,991
	Hiscox Ltd.	583,971	7,877
	Endeavour Mining plc	376,929	7,668
	Investec plc	1,163,543	7,475
	Bellway plc	222,094	7,169
	RS Group plc	880,600	7,085
	B&M European Value Retail SA	1,762,792	7,038
	Schroders plc	1,594,876	6,965
	Spectris plc	184,682	6,904
	Rotork plc	1,583,354	6,829
*	Carnival plc	271,141	6,798
	ITV plc	7,286,019	6,682
	Abrdn plc	3,420,857	6,543
	Cranswick plc	100,286	6,246
	Man Group plc	2,200,418	5,815
	Tate & Lyle plc	709,339	5,782
	Johnson Matthey plc	325,081	5,747
	Inchcape plc	685,672	5,708
	International Distribution Services plc	1,251,365	5,648
	Balfour Beatty plc	977,645	5,628
	Drax Group plc	705,935	5,441
*	Playtech plc	583,138	5,311
	JD Sports Fashion plc	4,723,266	5,183
	Derwent London plc	211,730	5,148
	Greggs plc	192,937	5,146
[1]	Quilter plc	2,533,091	5,072
	Softcat plc	245,386	4,865
	TP ICAP Group plc	1,416,710	4,791
	Plus500 Ltd.	129,857	4,552
	easyJet plc	702,198	4,435
	Shaftesbury Capital plc	2,811,092	4,309
*	Vistry Group plc	579,189	4,264
	QinetiQ Group plc	928,314	4,262
	Big Yellow Group plc	354,513	4,180
*	Ocado Group plc	1,123,070	4,160
	WH Smith plc	247,925	4,012
	Just Group plc	1,954,270	4,003
	Bank of Georgia Group plc	66,382	3,897
	4imprint Group plc	52,437	3,881
	Grafton Group plc GDR	337,736	3,865
*,1	Trainline plc	866,516	3,806
	Paragon Banking Group plc	381,498	3,803
	Lancashire Holdings Ltd.	460,025	3,701
	Hill & Smith plc	150,922	3,699
	Serco Group plc	1,931,222	3,696
	Grainger plc	1,396,997	3,673
	Morgan Sindall Group plc	80,744	3,670
	OSB Group plc	702,517	3,655
[1]	JTC plc	294,033	3,605
	Coats Group plc	3,004,111	3,562
[2]	Pennon Group plc	495,966	3,545
*,1	Deliveroo plc	2,181,948	3,544
	Travis Perkins plc	399,321	3,514
	Computacenter plc	121,033	3,487

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Harbour Energy plc	1,192,889	3,444
[1]	Airtel Africa plc	1,910,909	3,402
	Mitie Group plc	2,373,145	3,398
	TBC Bank Group plc	82,027	3,395
	SSP Group plc	1,504,042	3,388
	Savills plc	255,054	3,368
	AJ Bell plc	606,381	3,330
	Hammerson plc	924,039	3,263
	Baltic Classifieds Group plc	754,096	3,198
	Babcock International Group plc	480,187	3,196
	Dunelm Group plc	252,606	3,086
*,1	Watches of Switzerland Group plc	435,617	3,082
	Safestore Holdings plc	403,395	3,063
	International Workplace Group plc	1,423,639	3,024
	Fresnillo plc	348,974	2,987
	Genus plc	123,754	2,963
[1]	Bridgepoint Group plc	627,517	2,934
	Energean plc	255,062	2,923
	Primary Health Properties plc	2,479,690	2,894
	Premier Foods plc	1,242,069	2,890
*	Canal & France SA (XLON)	1,261,675	2,874
	Breedon Group plc	533,744	2,873
	Renishaw plc	64,436	2,867
	Clarkson plc	53,603	2,834
	Oxford Instruments plc	109,346	2,830
	Hays plc	2,991,452	2,825
	Telecom Plus plc	135,766	2,811
	Sirius Real Estate Ltd.	2,832,037	2,806
	Domino's Pizza Group plc	752,104	2,798
*,1	Trustpilot Group plc	681,181	2,796
	Assura plc	5,969,920	2,786
	Bodycote plc	347,302	2,737
*	Indivior plc	222,398	2,624
	Bytes Technology Group plc (XLON)	443,907	2,527
	IntegraFin Holdings plc	560,644	2,514
	Pets at Home Group plc	885,249	2,480
*	Spirent Communications plc	1,080,003	2,466
	MONY Group plc	1,015,115	2,431
	Volution Group plc	363,379	2,387
	Pagegroup plc	589,291	2,382
	Great Portland Estates plc	665,934	2,380
	Future plc	207,322	2,346
*	Oxford Nanopore Technologies plc	1,301,040	2,346
	Firstgroup plc	1,158,732	2,336
	Rathbones Group plc	108,454	2,333
	Keller Group plc	137,587	2,326
	Dowlais Group plc	2,595,021	2,296
	Genuit Group plc	472,044	2,285
*	Currys plc	1,964,681	2,274
	Elementis plc	1,107,649	2,146
	Greencore Group plc	859,507	2,059
	Chemring Group plc	513,931	2,022
*	Helios Towers plc	1,714,036	2,003
	Victrex plc	163,095	2,000
	Vesuvius plc	388,046	1,973
	Supermarket Income REIT plc	2,346,221	1,957
	Kainos Group plc	187,765	1,912
	Morgan Advanced Materials plc	537,756	1,814
*	Moonpig Group plc	638,380	1,796
	Ashmore Group plc	829,684	1,743
	Hilton Food Group plc	157,795	1,727
[1]	TI Fluid Systems plc	675,786	1,632
[1]	Petershill Partners plc	476,900	1,622
	Zigup plc	426,846	1,615
	Senior plc	791,433	1,612
	Marshalls plc	479,346	1,548
	AG Barr plc	204,875	1,545
[1]	Spire Healthcare Group plc	531,044	1,540
*	Frasers Group plc	195,787	1,537
[1]	Ibstock plc	734,584	1,533

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
	Rhi Magnesita NV	35,331	1,527
	Workspace Group plc	260,053	1,510
*	Mitchells & Butlers plc	487,993	1,396
*	Auction Technology Group plc	181,218	1,383
[2]	Diversified Energy Co. plc	85,924	1,379
	C&C Group plc	731,857	1,317
*	Hochschild Mining plc	599,248	1,302
*	Molten Ventures plc	326,968	1,281
	J D Wetherspoon plc	161,558	1,247
*	IP Group plc	1,908,797	1,243
*	John Wood Group plc	1,304,417	1,166
	Ninety One plc	614,913	1,137
*	Close Brothers Group plc	281,060	1,109
	Crest Nicholson Holdings plc	487,049	1,079
*,2	Alphawave IP Group plc	594,234	1,048
	NCC Group plc	583,679	1,038
	Wickes Group plc	447,348	1,023
	Dr. Martens plc	1,067,837	948
*,2	THG plc	1,741,266	878
*	Mobico Group plc	934,602	847
	Essentra plc	538,096	829
	Picton Property Income Ltd.	1,015,754	818
	Jupiter Fund Management plc	796,908	790
*	PureTech Health plc	400,491	740
	Halfords Group plc	407,838	716
*	AO World plc	575,733	702
*,2	ASOS plc	132,780	697
	Liontrust Asset Management plc	116,955	648
*	Evoke plc	663,299	579
*,1,2	Aston Martin Lagonda Global Holdings plc	442,708	574
[1]	Bakkavor Group plc	335,080	553
[1]	CMC Markets plc	195,669	541
	Ithaca Energy plc	341,648	528
	FDM Group Holdings plc	171,914	502
*,2	Tullow Oil plc	2,175,987	486
	PZ Cussons plc	442,361	428
	Rank Group plc	341,660	377
*,3	Home REIT plc	1,529,958	361
	CLS Holdings plc	277,125	247
*	Synthomer plc	128,506	247
	Helical plc	90,753	202
*	SIG plc	910,924	165
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			5,628,282
United States (0.0%)
	Gen Digital Inc.	45	1
Total Common Stocks (Cost $22,989,240)			23,002,372
Preferred Stocks (0.4%)
	Volkswagen AG Preference Shares	344,624	35,140
	Henkel AG & Co. KGaA Preference Shares	306,320	26,767
	Sartorius AG Preference Shares	47,246	13,634
	Bayerische Motoren Werke AG Preference Shares	107,810	8,192
	FUCHS SE Preference Shares	115,405	5,245
*	Grifols SA Preference Shares Class B (XMAD)	493,679	3,381
*	Telecom Italia SpA Preference Shares	9,296,915	2,969
	Sixt SE Preference Shares	31,370	1,925
	Danieli & C Officine Meccaniche SpA Preference Shares	64,590	1,302
	Draegerwerk AG & Co. KGaA Preference Shares	15,272	899
	Corem Property Group AB Preference Shares	24,732	546
Total Preferred Stocks (Cost $164,243)			100,000
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	19,422	359
*	ACS Actividades de Construccion y Servicios SA Exp. 2/7/25	377,697	187

Vanguard® European Stock Index Fund
		Shares	Market Value ($000)
*	Gimv NV Exp. 2/6/25	40,020	37
Total Rights (Cost $472)			583
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30 (Cost $—)	61,413	55
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.371% (Cost $114,219)	1,142,316	114,220
Total Investments (99.9%) (Cost $23,268,174)			23,217,230
Other Assets and Liabilities—Net (0.1%)			24,989
Net Assets (100%)			23,242,219
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $597,270,000, representing 2.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $83,673,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $102,224,000 was received for securities on loan, of which $102,004,000 is held in Vanguard Market Liquidity Fund and $220,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2025	576	31,616	1,655
FTSE 100 Index	March 2025	204	21,907	920
MSCI Europe Index	March 2025	3,832	142,793	5,936
				8,511

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/19/25	EUR	89,448	USD	94,369	—	(1,366)
Citibank, N.A.	3/19/25	EUR	68,497	USD	72,410	—	(1,190)
HSBC Bank plc	3/19/25	EUR	11,664	USD	12,149	—	(22)
Toronto-Dominion Bank	3/19/25	GBP	21,338	USD	27,204	—	(752)
BNP Paribas	3/19/25	GBP	7,550	USD	9,357	2	—
State Street Bank & Trust Co.	3/19/25	USD	74,653	CHF	64,951	2,952	—
UBS AG	3/19/25	USD	5,566	DKK	39,176	105	—
State Street Bank & Trust Co.	3/19/25	USD	36,287	EUR	34,661	249	—
State Street Bank & Trust Co.	3/19/25	USD	6,920	EUR	6,716	—	(63)
State Street Bank & Trust Co.	3/19/25	USD	30,818	GBP	24,524	415	—
Deutsche Bank AG	3/19/25	USD	10,550	NOK	117,294	187	—

Vanguard® European Stock Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	3/19/25	USD	9,544	SEK	103,894	147	—
State Street Bank & Trust Co.	3/19/25	USD	7,170	SEK	78,714	51	—
						4,108	(3,393)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,199,000 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® European Stock Index Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,025	22,969,900	1,447	23,002,372
Preferred Stocks	—	100,000	—	100,000
Rights	224	—	359	583
Warrants	—	—	55	55
Temporary Cash Investments	114,220	—	—	114,220
Total	145,469	23,069,900	1,861	23,217,230
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,511	—	—	8,511
Forward Currency Contracts	—	4,108	—	4,108
Total	8,511	4,108	—	12,619
Liabilities
Forward Currency Contracts	—	(3,393)	—	(3,393)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.